Equity (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Rollforward of the liability related to equity-based compensation
Balance at the beginning of the period	$ 5,043
Expense recorded	17,804	10,138
Value of units vested and issued	(9,085)	(3,627)
Taxes paid on behalf of participants	(3,750)	(1,468)
Balance at the end of the period	10,012	5,043
Maximum number of shares that may be issued as a percentage of outstanding common and subordinated units	10.00%
Incremental amount that the maximum units deliverable may automatically increase under the plan, expressed as a percentage of issued and outstanding common and subordinated units	10.00%
Restricted units
Equity-Based Incentive Compensation
Distributions on restricted units during the vesting period	0
Unvested restricted units at the beginning of the period (in shares)	1,444,900
Units granted (in shares)	494,000	1,684,400
Units vested and issued (in shares)	(296,269)	(156,802)
Units withheld for employee taxes (in shares)	(122,531)	(61,698)
Units forfeited (in shares)	(209,000)	(21,000)
Unvested restricted units at the end of the period (in shares)	1,311,100	1,444,900
Number of awards vested	1,311,100
Estimate of forfeiture of unvested awards	95,000
Closing price (in dollars per share)	$ 37.53
Estimated stock-based compensation expense
2015	14,393
2016	11,279
2017	7,429
2018	2,310
2019	229
Total	$ 35,640
Rollforward of the liability related to equity-based compensation
Weighted-average grant date fair value of the awards (in dollars per share)	$ 33.78
Number of units available for issuance under the Long-Term Incentive Plan	6,200,000
Restricted units | July 1, 2014
Equity-Based Incentive Compensation
Number of awards vested	408,300
Restricted units | January 1, 2015
Equity-Based Incentive Compensation
Number of awards vested	4,000
Restricted units | July 1, 2015
Equity-Based Incentive Compensation
Number of awards vested	341,300
Restricted units | January 1, 2016
Equity-Based Incentive Compensation
Number of awards vested	4,000
Restricted units | July 1, 2016
Equity-Based Incentive Compensation
Number of awards vested	322,500
Restricted units | January 1, 2017
Equity-Based Incentive Compensation
Number of awards vested	4,000
Restricted units | July 1, 2017
Equity-Based Incentive Compensation
Number of awards vested	192,500
Restricted units | January 1, 2018
Equity-Based Incentive Compensation
Number of awards vested	4,000
Restricted units | July 1, 2018
Equity-Based Incentive Compensation
Number of awards vested	30,500